Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2020
Bonds Payable
Schedule of contractual maturities of bond payables

As at December 31, 2020, the contractual maturities of the bonds payable are as follows:

Years ending December 31:	Principal	Interest	Total
2021	$—	$1,561	$1,561
2022	—	1,561	1,561
2023	—	1,561	1,561
2024	—	1,561	1,561
2025	—	1,561	1,561
Thereafter	39,020	3,122	42,142
	$39,020	$10,927	$49,947